Taxation - Disclosure of reconciliation of items affected by overall tax credit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before taxation	$ 8,154	$ 16,723	$ 7,180
Tax charge on profit	$ 3,964	$ 7,145	$ 3,712
Effective tax rate	49.00%	43.00%	52.00%
Tax rate computed at the weighted average statutory rate	52.00%	43.00%	44.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entities	(0.07)	(0.05)	(0.07)
Deferred tax not recognizedb	(0.02)	0.01	0.06
Tax incentives for investment	(0.03)	(0.02)	(0.06)
Foreign exchange	1.00%	3.00%	(4.00%)
Items not deductible for tax purposes	4.00%	1.00%	5.00%
Impact of US tax reform	0.00%	(1.00%)	12.00%
Other	4.00%	3.00%	2.00%